Average Annual Total Returns - Parametric Tax-Managed Emerging Markets Fund	MSCI Emerging Markets Index One Year	MSCI Emerging Markets Index Five Years	MSCI Emerging Markets Index Ten Years	Institutional Class One Year	Institutional Class Five Years	Institutional Class Ten Years	Institutional Class After Taxes on Distributions One Year	Institutional Class After Taxes on Distributions Five Years	Institutional Class After Taxes on Distributions Ten Years	Institutional Class After Taxes on Distributions and Sales One Year	Institutional Class After Taxes on Distributions and Sales Five Years	Institutional Class After Taxes on Distributions and Sales Ten Years
Total	(2.54%)	9.87%	5.48%	4.61%	6.28%	4.24%	2.97%	5.78%	3.87%	4.87%	5.35%	3.64%